Related Party Transactions - Additional Information (Details) - USD ($)	3 Months Ended	4 Months Ended	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021	Aug. 06, 2021	Oct. 15, 2020
Related Party Transaction [Line Items]
Repayment of promissory note - related party			$ 300,000
Share price of working capital loan that may be converted into units upon discretion of lender	$ 10.00	$ 10.00	$ 10.00
Working capital loans warrant
Related Party Transaction [Line Items]
Loan conversion agreement shares	$ 1,500,000	$ 1,500,000	$ 1,500,000
Expenses incurred and paid		0	0
Administrative Support Agreement
Related Party Transaction [Line Items]
Expenses per month		20,000	20,000
Expenses incurred and paid	$ 60,000		120,000
Related Party Loans
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note		300,000			$ 300,000
One-time expenses		$ 13,000	$ 13,000
Related Party Loans | Subsequent Events
Related Party Transaction [Line Items]
Share price of working capital loan that may be converted into units upon discretion of lender				$ 10.00
Sponsor | Working capital loans warrant | Subsequent Events
Related Party Transaction [Line Items]
Loan conversion agreement shares				$ 1,500,000